ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2011
ACCRUED WARRANTY COSTS
Summary of movement of the Company's accrued warranty costs

	For the Years Ended December 31,
	2010	2011
Beginning balance	$55.2	$81.0
Warranty provision	28.8	31.2
Warranty costs incurred	(3.0)	(18.2)
Translation	—	0.1
Ending balance	$81.0	$94.1